Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Income (loss) for the year	$ 2,986	$ (781)	$ (2,545)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (a)	(3,802)	(344)	813
Net cash used in operating activities	(816)	(1,125)	(1,732)
Cash flows from investing activities:
Proceeds from selling of marketable securities	204
Investment in short-term bank deposit	(6,300)	(2,500)
Repayment of short-term bank deposit	6,800
Interest from bank deposit	74	4
Purchase of property and equipment			(2)
Proceeds from sale of property and equipment		1
Purchase of intangible assets			(64)
Net cash from (used in) investing activities	778	(2,495)	(66)
Cash flows from financing activities:
Proceeds from issuance of units comprise from ordinary shares and warrants, net of issuance costs		4,892
Net cash provided by financing activities		4,892
Increase (decrease) in cash and cash equivalents	(38)	1,272	(1,798)
Gains (losses) from exchange rate differences on cash and cash equivalents	4	(2)		[1]
Cash and cash equivalents at beginning of year	3,289	2,019	3,817
Cash and cash equivalents at end of year	3,255	3,289	2,019
Income and expenses not involving operating cash flows:
Loss from disposal of property and equipment		9	3
Revaluation of marketable securities	(2,753)
Issuance costs related to warrants granted to investors		329
Revaluation of warrants to purchase ADS's	(974)	(765)
Share-based payment transactions to employees and non-employees	24	40	182
Losses (gains) from exchange rate differences on cash and cash equivalents	(4)	2		[1]
Impairment of intangible assets			848
Interest income	(87)	(11)
Net income and expenses not involving cash flows	(3,794)	(396)	1,033
Changes in operating asset and liability items:
Decrease (increase) in other accounts receivable	39	209	(114)
Decrease in accounts payable	(47)	(157)	(106)
Net operating asset and liability	(8)	52	(220)
Net cash provided by (used in) operating activities	(3,802)	(344)	813
Non-cash transactions:
Purchase of intangible asset		127
Interest on bank deposit		13
Share-based payment to third party			$ 54

[1]	Representing amount less than $1 thousand